Summary of Significant Accounting Policies (Tables) (Huale Group Co.Limited)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Schedule of Estimated Useful Lives of Plant and Equipment	The estimated useful lives of the plant and equipment are as follows:
Furniture and fittings	3 years
Office equipment	3 years
Leasehold improvement	42-52 months

The estimated useful lives of the plant and equipment are as follows:

Computer	36 months
Furniture and fittings	36 months
Office equipment	36 months
Leasehold improvement	Shorter of lease term or estimated useful life

Schedule of Foreign Currency Translation
	06302021	12312020	06302020
Year end RMB: US$ exchange rate	6.45488	6.52765	7.06823
Annual average RMB: US$ exchange rate	6.50471	6.99410	7.03241

	December 31, 2019	December 31, 2018

Year end RMB: US$ exchange rate	6.96676	6.87644
Annual average RMB: US$ exchange rate	6.89955	6.61464

Huale Group Co. Limited [Member]
Schedule of Estimated Useful Lives of Plant and Equipment	The estimated useful lives of the plant and equipment are as follows:
Furniture and fittings	3 years
Office equipment	3 years
Leasehold improvement	42-52 months

Schedule of Foreign Currency Translation
	06302020	06302019
Year end RMB: US$ exchange rate	7.068231	6.87644
Annual average RMB: US$ exchange rate	7.032406	6.61464